RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17:- RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

The following tables present the impact of adjustments made in the Company’s revenues and cost of revenues in its consolidated financial statements as of and for the years ended December 31, 2019 and 2020. See Note 2 for additional information.

The consolidated statements of cash flows are not presented in the following tables because there is no impact on total cash flows from operating activities, investing activities and financing activities. The impact from the restatements within the operating activities section of the cash flow statement are illustrated in the consolidated balance sheets adjustments below.

Consolidated Balance Sheets:

ASSETS	December 31, 2020
	As Reported	Adjustments	As Restated

Contract assets	$41,573	$5,506	$47,079
Total current assets	233,406	5,506	238,912
Long-term contract assets	-	12,880	12,880
Total long-term assets	38,678	12,880	51,558
Total assets	$393,806	$18,386	$412,192

LIABILITIES AND SHAREHOLDERS' EQUITY

	December 31, 2020
	As Reported	Adjustments	As Restated

Accrued expenses	$46,387	$3,495	$49,882
Advances from customers and deferred revenues	26,244	(2,039)	24,205
Total current liabilities	147,354	1,456	148,810
Long-term advances from customers	1,890	348	2,238
Total long-term liabilities	12,642	348	12,990
Accumulated deficit	(691,446)	16,582	(674,864)
Total shareholders' equity	233,810	16,582	250,392
Total liabilities and shareholders' equity	$393,806	$18,386	$412,192

F - 64

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 17:- RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (CONT.)

Consolidated Statements of Income:

	Year ended December 31, 2020
	As Reported	Adjustments	As Restated
Revenues:
Products	$94,010	$425	$94,435
Services	71,875	(175)	71,700
Total revenues	165,885	250	166,135

Cost of revenues:
Products	84,300	85	84,385
Services	40,370	-	40,370
Total cost of revenues	124,670	85	124,755

Gross profit	41,215	165	41,380
Operating income	37,611	165	37,776
Income before taxes on income	35,704	165	35,869
Net income	$34,911	$165	$35,076

*) Adjustment for total basic and diluted earnings per share is lower than $0.01

	Year ended December 31, 2019
	As Reported	Adjustments	As Restated
Revenues:
Products	$185,721	$(6,036)	$179,685
Services	77,771	(122)	77,649
Total revenues	263,492	(6,158)	257,334

Cost of revenues:
Products	122,071	(6,478)	115,593
Services	45,544	-	45,544
Total cost of revenues	167,615	(6,478)	161,137

Gross profit	95,877	320	96,197
Operating income	25,572	320	25,892
Income before taxes on income	22,955	320	23,275
Net income	$36,538	$320	$36,858
Total earnings per share:
Basic	$0.66	$0.01	$0.67
Diluted	$0.65	$0.01	$0.66

F - 65

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 17:- RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (CONT.)

Consolidated Statements of Comprehensive Income:

	Year ended December 31, 2020
	As Reported	Adjustments	As Restated
Net income	$34,911	$165	$35,076
Comprehensive income	$33,942	$165	$34,107

	Year ended December 31, 2019
	As Reported	Adjustments	As Restated
Net income	$36,538	$320	$36,858
Comprehensive income	$36,870	$320	$37,190

Restated segments information

Terrestrial Infrastructure Projects

	Year ended December 31, 2020			Year ended December 31, 2019
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
Revenues	$19,045	$425	$19,470	$31,562	$(6,035)	$25,527
Cost of revenues	25,003	85	25,088	34,314	(6,478)	27,836
Gross loss	(5,958)	340	(5,618)	(2,752)	443	(2,309)
Operating loss	$(7,534)	$340	$(7,194)	$(4,122)	$443	$(3,679)

Fixed Networks

	Year ended December 31, 2020			Year ended December 31, 2019
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
Revenues	$92,671	$(175)	$92,496	$127,265	$(123)	$127,142
Cost of revenues	61,939	-	61,939	80,038	-	80,038
Gross profit	30,732	(175)	30,557	47,227	(123)	47,104
Operating profit	$2,474	$(175)	$2,299	$10,074	$(123)	$9,951